Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PIONEER SERIES TRUST X
Prospectus Date	rr_ProspectusDate	Apr. 01, 2013
Document Creation Date	dei_DocumentCreationDate	Mar. 28, 2013